Related-party transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related-party expense	$ (45,888)	$ (34,284)	$ (30,653)
EDELCOS [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(40,490)	(32,392)	(28,834)
SACME [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(1,650)	(1,378)	(1,601)
Andina PLC [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(205)	(499)	(183)
Quantum Finanzas S.A [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(3,541)
Estudio Cuneo Libarona Abogados [Member]
IfrsStatementLineItems [Line Items]
Related-party expense		(15)	(35)
Grieco Maria Teresa [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	$ (2)